EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Actuarial assets	R$ (39,530)	R$ (35,477)
Actuarial liabilities	503,890	537,290
Benefits Of Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Actuarial assets	(39,530)	(35,477)
Actuarial liabilities	22,772
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 481,118	R$ 537,290